Taxes (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Taxes (Textual)
U.S. federal income tax rate			34.00%	34.00%	34.00%	34.00%
PRC Enterprise Income Tax			25.00%	25.00%	25.00%	25.00%
Provision for income taxes
Income before income tax expense	879,659	712,305	3,359,870	2,838,337	4,193,516	2,787,319
Net operating loss carry forwards	830,018		830,018		564,438	410,282
Operating loss carry forwards expires			Through 2032		Through 2032
Valuation allowance, percentage	100.00%		100.00%		100.00%	100.00%
Valuation allowance, amount	282,206		282,206		191,909	139,496
Net change in valuation allowance	47,527	13,566	90,297	33,224
Cumulative undistributed earnings of foreign subsidiary and VIE	15,300,000		15,300,000		12,000,000	8,300,000
Interest and penalty
Value added tax for agricultural products			13.00%		13.00%
Value added tax for handicrafts			17.00%		17.00%